2018 Balance sheet presentation changes (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets
Cash and balances with central banks	[1]	SFr 87,775		SFr 107,767
Loans and advances to banks (formerly: Due from banks)	[1]	13,739		13,156
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	[1]	12,393		15,111
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	[1]	77,240		66,246
Cash collateral receivables on derivative instruments	[1]	23,434		26,664
Loans and advances to customers (formerly: Loans)	[1],[2]	319,568		306,325
Financial assets held to maturity (superseded)	[1]	9,166		9,289
Other financial assets measured at amortized cost (new line)	[1]	27,913		18,504
Total financial assets measured at amortized cost	[1]	571,226		563,063
Trading portfolio assets		130,707		96,575
Financial assets at fair value held for trading (formerly Trading portfolio assets)	[1]	244,388		250,486
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363		30,260
Derivative financial instruments (formerly: Positive replacement values)	[1],[3],[4],[5]	118,227		158,411
Financial assets designated at fair value	[1]	58,933		65,353
Total financial assets measured at fair value through profit or loss	[1]	59,055		65,483
Financial assets available for sale (superseded)	[1],[6]	8,665		15,676
Investments in associates		1,018		963		SFr 954
Property, equipment and software		8,829	[7],[8]	8,331	[7],[8]	7,695
Goodwill and intangible assets		6,398		6,556
Deferred tax assets		9,844		13,155
Other assets (superseded)		29,706		25,436
Total assets		915,642		935,016		942,819
Liabilities
Amounts due to banks		7,533	[9],[10]	10,645
Cash collateral on securities lent (newly included in Payables from securities financing transactions)		1,789	[9],[10]	2,818
Repurchase agreements (newly included in Payables from securities financing transactions)		15,255	[9],[10]	6,612
Cash collateral payables on derivative instruments		30,247	[9],[10]	35,472
Customer deposits (formerly: Due to customers)		408,999	[9],[10]	423,672
Debt issued measured at amortized cost	[11]	139,551		103,649
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)		30,463	[9],[10],[12],[13]	22,824
Derivative financial instruments (formerly: Negative replacement values)	[3],[5],[14]	116,133	[9],[10],[12]	153,810
Financial liabilities designated at fair value (superseded)		54,202		55,017
Provisions		3,133		4,174
Other liabilities (superseded)		57,064		62,020
Total liabilities		864,371		880,714
Total liabilities and equity		915,642		935,016
Revised presentation applicable beginning 2018
Assets
Cash and balances with central banks		87,775
Loans and advances to banks (formerly: Due from banks)		13,739
Receivables from securities financing transactions (new line)		89,633
Cash collateral receivables on derivative instruments		23,434
Loans and advances to customers (formerly: Loans)		318,509
Other financial assets measured at amortized cost (new line)		36,861
Total financial assets measured at amortized cost		569,950
Financial assets at fair value held for trading (formerly Trading portfolio assets)		126,144
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363
Derivative financial instruments (formerly: Positive replacement values)		118,227
Financial assets at fair value not held for trading (new line)		58,933
Total financial assets measured at fair value through profit or loss		303,304
Financial assets measured at fair value through other comprehensive income (new line)	[15]	8,665
Investments in associates		1,018
Property, equipment and software		8,829
Goodwill and intangible assets		6,398
Deferred tax assets		9,844
Other non-financial assets (new line)		7,633
Total non-financial assets		33,722
Total assets		915,642
Liabilities
Amounts due to banks		7,533
Payables from securities financing transactions (new line)		17,044
Cash collateral payables on derivative instruments		30,247
Customer deposits (formerly: Due to customers)		408,999
Debt issued measured at amortized cost		139,551
Other financial liabilities measured at amortized cost (new line)		36,337
Total financial liabilities measured at amortized cost		639,711
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)		30,463
Derivative financial instruments (formerly: Negative replacement values)		116,133
Debt issued designated at fair value (new line)		49,502
Other financial liabilities designated at fair value (new line)		16,223
Total financial liabilities measured at fair value through profit or loss		212,322
Provisions		3,133
Other non-financial liabilities (new line)		9,205
Total non-financial liabilities		12,338
Total liabilities		864,371
Total liabilities and equity		915,642
UBS AG
Assets
Cash and balances with central banks	[1]	87,775		107,767
Loans and advances to banks (formerly: Due from banks)	[1]	13,693		13,125
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	[1]	12,393		15,111
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	[1]	77,240		66,246
Cash collateral receivables on derivative instruments	[1]	23,434		26,664
Loans and advances to customers (formerly: Loans)	[1],[2]	321,718		307,004
Financial assets held to maturity (superseded)	[1]	9,166		9,289
Other financial assets measured at amortized cost (new line)	[1]	27,986		18,519
Total financial assets measured at amortized cost	[1]	573,405		563,727
Trading portfolio assets		130,807		96,661
Financial assets at fair value held for trading (formerly Trading portfolio assets)	[1]	244,489		250,572
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363		30,260
Derivative financial instruments (formerly: Positive replacement values)	[1],[3],[4],[5]	118,229		158,411
Financial assets designated at fair value	[1]	58,556		65,024
Total financial assets measured at fair value through profit or loss	[1]	58,678		65,155
Financial assets available for sale (superseded)	[1],[6]	8,665		15,676
Investments in associates		1,018		963		954
Property, equipment and software		7,985	[7],[16]	8,297	[7],[16]	7,683
Goodwill and intangible assets		6,398		6,556
Deferred tax assets		9,783		13,144
Other assets (superseded)		29,505		25,412
Total assets		916,363		935,353		SFr 943,256
Liabilities
Amounts due to banks		7,533	[9],[10]	10,645
Cash collateral on securities lent (newly included in Payables from securities financing transactions)		1,789	[9],[10]	2,818
Repurchase agreements (newly included in Payables from securities financing transactions)		15,255	[9],[10]	6,612
Cash collateral payables on derivative instruments		30,247	[9],[10]	35,472
Customer deposits (formerly: Due to customers)		447,141	[9],[10]	450,199
Debt issued measured at amortized cost	[11]	104,749		78,998
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)		30,463	[9],[10],[12],[13]	22,825
Derivative financial instruments (formerly: Negative replacement values)	[3],[5],[14]	116,134	[9],[10],[12]	153,810
Financial liabilities designated at fair value (superseded)		54,202		55,017
Provisions		3,084		4,169
Other liabilities (superseded)		54,990		60,443
Total liabilities		865,588		881,009
Total liabilities and equity		916,363		SFr 935,353
UBS AG | Revised presentation applicable beginning 2018
Assets
Cash and balances with central banks		87,775
Loans and advances to banks (formerly: Due from banks)		13,693
Receivables from securities financing transactions (new line)		89,633
Cash collateral receivables on derivative instruments		23,434
Loans and advances to customers (formerly: Loans)		320,659
Other financial assets measured at amortized cost (new line)		36,935
Total financial assets measured at amortized cost		572,129
Financial assets at fair value held for trading (formerly Trading portfolio assets)		126,244
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363
Derivative financial instruments (formerly: Positive replacement values)		118,229
Financial assets at fair value not held for trading (new line)		58,556
Total financial assets measured at fair value through profit or loss		303,028
Financial assets measured at fair value through other comprehensive income (new line)	[15]	8,665
Investments in associates		1,018
Property, equipment and software		7,985
Goodwill and intangible assets		6,398
Deferred tax assets		9,783
Other non-financial assets (new line)		7,358
Total non-financial assets		32,541
Total assets		916,363
Liabilities
Amounts due to banks		7,533
Payables from securities financing transactions (new line)		17,044
Cash collateral payables on derivative instruments		30,247
Customer deposits (formerly: Due to customers)		447,141
Debt issued measured at amortized cost		104,749
Other financial liabilities measured at amortized cost (new line)		37,133
Total financial liabilities measured at amortized cost		643,847
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)		30,463
Derivative financial instruments (formerly: Negative replacement values)		116,134
Debt issued designated at fair value (new line)		49,502
Other financial liabilities designated at fair value (new line)		16,223
Total financial liabilities measured at fair value through profit or loss		212,323
Provisions		3,084
Other non-financial liabilities (new line)		6,335
Total non-financial liabilities		9,419
Total liabilities		865,588
Total liabilities and equity		SFr 916,363

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]	Includes finance lease receivables of CHF 1.1 billion as of 31 December 2017 (31 December 2016: CHF 1.0 billion). Refer to Notes 10 and 31 for more information.
[3]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented.

[4]	PRV: Positive replacement value.
[5]	Refer to Note 24 for more information on netting arrangements.
[6]	Refer to Note 22c for more information on product type and fair value hierarchy categorization.
[7]	As of 31 December 2017, contractual commitments to purchase property in the future amounted to approximately CHF 0.3 billion (31 December 2016: approximately CHF 0.3 billion).
[8]	Includes CHF 28 million related to leased assets, mainly IT hardware and communication.
[9]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[10]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.
[11]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[12]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[13]
Contractual maturities of trading portfolio liabilities are: CHF 29.5 billion due within one month (2016: CHF 21.8 billion), CHF 0.8 billion due between one month and one year (2016: CHF 1.0 billion) and CHF 0.1 billion due between 1 and 5 years (2016: CHF 0.1 billion).

[14]	NRV: Negative replacement value.
[15]	Consists of debt instruments.
[16]	Includes CHF 22 million related to leased assets, mainly IT hardware and communication.